Provision (Benefit) for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Provision (benefit) for income taxes [Table Text Block]
The Provision (benefit) for income taxes includes:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Current:
Federal	$(1)	$(29)	$(41)
State	3	—	(5)
Foreign	—	—	2
	2	(29)	(44)
Deferred:
Federal	421	98	280
State	88	10	99
	509	108	379
Provision (benefit) for income taxes	$511	$79	$335

Provision for income taxes at federal statutory rate [Table Text Block]
Reconciliations from the Provision (benefit) at statutory rate to recorded Provision (benefit) for income taxes are as follows:

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Provision (benefit) at statutory rate	$435	$58	$224
Increases (decreases) in taxes resulting from:
Impact of nontaxable noncontrolling interests	(9)	3	29
State income taxes (net of federal benefit)	71	6	74
Federal valuation allowance	3	1	3
Other – net	11	11	5
Provision (benefit) for income taxes	$511	$79	$335

Deferred tax liabilities and Deferred tax assets [Table Text Block]
Significant components of Deferred income tax liabilities and Deferred income tax assets are as follows:

	December 31,
	2021	2020
	(Millions)
Deferred income tax liabilities:
Property, plant and equipment	$2,777	$2,320
Investments	1,669	1,515
Other	154	140
Total deferred income tax liabilities	4,600	3,975
Deferred income tax assets:
Accrued liabilities	872	747
Foreign tax credit	140	140
Federal loss carryovers	879	905
State losses and credits	421	445
Other	132	140
Total deferred income tax assets	2,444	2,377
Less valuation allowance	297	325
Net deferred income tax assets	2,147	2,052
Overall net deferred income tax liabilities	$2,453	$1,923